JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.8%
Automobiles & Parts — 0.6%
Ford Motor Co.*	139,473	1,945,648
Gentex Corp.	69,019	2,348,717

		4,294,365

Banks — 1.8%
Bank of America Corp.	40,924	1,569,845
Bank of Hawaii Corp.	5,899	493,805
Citizens Financial Group, Inc.	10,501	442,722
Discover Financial Services	10,208	1,269,059
Fifth Third Bancorp	50,591	1,835,947
Huntington Bancshares, Inc.	130,425	1,836,384
KeyCorp	22,743	447,127
People’s United Financial, Inc.	34,175	536,548
Popular, Inc. (Puerto Rico)	11,162	812,147
Regions Financial Corp.	26,033	501,135
Truist Financial Corp.	33,251	1,809,852
US Bancorp	15,486	860,093

		12,414,664

Beverages — 2.5%
Boston Beer Co., Inc. (The), Class A*	1,923	1,365,330
Brown-Forman Corp., Class B	26,675	1,891,791
Coca-Cola Co. (The)	48,296	2,754,321
Constellation Brands, Inc., Class A	8,875	1,991,018
Keurig Dr Pepper, Inc.	61,270	2,157,317
Molson Coors Beverage Co., Class B*(a)	34,893	1,705,919
Monster Beverage Corp.*	21,904	2,065,985
PepsiCo, Inc.	19,090	2,996,175

		16,927,856

Chemicals — 4.3%
Albemarle Corp.(a)	11,601	2,390,270
Ashland Global Holdings, Inc.(a)	16,519	1,405,271
Celanese Corp.	16,413	2,556,653
CF Industries Holdings, Inc.	51,000	2,409,750
Chemours Co. (The)	56,563	1,880,720
Dow, Inc.	39,969	2,484,473
Eastman Chemical Co.	21,650	2,440,388
Element Solutions, Inc.	82,852	1,937,908
FMC Corp.	2,426	259,461
Huntsman Corp.	89,134	2,354,029
LyondellBasell Industries NV, Class A	24,093	2,393,158
Mosaic Co. (The)	15,865	495,464
NewMarket Corp.	3,237	1,022,601
Olin Corp.	43,874	2,063,394
Scotts Miracle-Gro Co. (The)	11,443	2,024,953
Westlake Chemical Corp.	20,781	1,723,160

		29,841,653

Construction & Materials — 1.6%
AO Smith Corp.	28,063	1,973,671
Carrier Global Corp.	10,638	587,749
Fortune Brands Home & Security, Inc.	13,570	1,322,668
Masco Corp.	33,358	1,991,806
Quanta Services, Inc.	28,447	2,585,832
Trane Technologies plc	11,578	2,357,397

		10,819,123

Consumer Services — 0.4%
eBay, Inc.	44,731	3,051,101

Electricity — 8.1%
AES Corp. (The)	92,660	2,196,042
Alliant Energy Corp.	35,648	2,086,477
Avangrid, Inc.(a)	39,919	2,081,377
Brookfield Renewable Corp.	10,509	446,002
CMS Energy Corp.	33,666	2,080,222
Consolidated Edison, Inc.	28,529	2,104,584
Dominion Energy, Inc.	31,744	2,376,673
DTE Energy Co.	18,814	2,207,258
Entergy Corp.	18,129	1,865,837
Evergy, Inc.	42,194	2,751,893
Eversource Energy	25,522	2,201,783
Exelon Corp.	59,171	2,769,203
FirstEnergy Corp.	29,596	1,134,119
Hawaiian Electric Industries, Inc.	35,786	1,550,965
IDACORP, Inc.	21,235	2,239,231
NextEra Energy, Inc.	36,634	2,853,789
NRG Energy, Inc.	64,299	2,651,691
OGE Energy Corp.	62,694	2,115,923
PG&E Corp.*	140,912	1,238,616
Pinnacle West Capital Corp.	28,525	2,383,264
PPL Corp.	77,130	2,188,178
Public Service Enterprise Group, Inc.	40,841	2,541,535
Southern Co. (The)	41,551	2,653,862
Sunrun, Inc.*(a)	45,482	2,409,182
Vistra Corp.	125,083	2,395,339
Xcel Energy, Inc.	35,847	2,446,558

		55,969,603

Electronic & Electrical Equipment — 1.0%
AMETEK, Inc.	10,678	1,484,776
Emerson Electric Co.	9,663	974,900
Hubbell, Inc.	6,455	1,293,969
IDEX Corp.	5,178	1,173,801
Rockwell Automation, Inc.	7,206	2,215,269

		7,142,715

Finance & Credit Services — 1.0%
Ally Financial, Inc.	49,658	2,550,435
FactSet Research Systems, Inc.(a)	3,766	1,345,516
Moody’s Corp.	1,080	406,080
Santander Consumer USA Holdings, Inc.	71,371	2,928,352

		7,230,383

Food Producers — 5.5%
Archer-Daniels-Midland Co.	33,467	1,998,649
Bunge Ltd.	24,086	1,869,796
Campbell Soup Co.	41,791	1,827,102
Conagra Brands, Inc.(a)	54,889	1,838,233
Corteva, Inc.	45,009	1,925,485
Darling Ingredients, Inc.*	22,839	1,577,490
Flowers Foods, Inc.	76,756	1,808,371
General Mills, Inc.	39,935	2,350,574
Hain Celestial Group, Inc. (The)*(a)	21,200	846,092
Herbalife Nutrition Ltd.*	18,895	962,511
Hershey Co. (The)	14,438	2,582,669
Hormel Foods Corp.(a)	41,018	1,902,415
Ingredion, Inc.	14,707	1,291,422
JM Smucker Co. (The)(a)	16,514	2,165,150
Kellogg Co.(a)	32,153	2,037,214
Kraft Heinz Co. (The)	51,578	1,984,206
Lamb Weston Holdings, Inc.	11,854	791,492
McCormick & Co., Inc. (Non-Voting)	22,198	1,868,406

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Mondelez International, Inc., Class A	40,704	2,574,935
Post Holdings, Inc.*	5,358	548,338
Tyson Foods, Inc., Class A	27,604	1,972,582
US Foods Holding Corp.*	30,977	1,063,750

		37,786,882

Gas, Water & Multi-utilities — 3.3%
Ameren Corp.	30,281	2,541,182
American Water Works Co., Inc.	15,461	2,630,071
CenterPoint Energy, Inc.	94,768	2,412,793
Duke Energy Corp.	26,969	2,834,712
Essential Utilities, Inc.	31,396	1,542,171
National Fuel Gas Co.	41,757	2,147,562
NiSource, Inc.(a)	79,791	1,976,423
Sempra Energy	16,589	2,167,353
UGI Corp.	48,010	2,207,980
WEC Energy Group, Inc.	25,098	2,362,726

		22,822,973

General Industrials — 2.8%
Carlisle Cos., Inc.	2,921	590,743
Eaton Corp. plc	18,858	2,980,507
Honeywell International, Inc.	5,917	1,383,335
Illinois Tool Works, Inc.	9,639	2,184,872
ITT, Inc.	23,667	2,317,236
Packaging Corp. of America	10,729	1,518,154
Parker-Hannifin Corp.	4,337	1,353,274
PPG Industries, Inc.	15,187	2,483,378
RPM International, Inc.	26,563	2,300,090
Sherwin-Williams Co. (The)	7,950	2,313,689
Sonoco Products Co.	1,147	73,167

		19,498,445

Health Care Providers — 2.8%
Anthem, Inc.	6,931	2,661,573
Chemed Corp.	2,167	1,031,535
Cigna Corp.	10,636	2,440,856
DaVita, Inc.*	18,533	2,228,593
HCA Healthcare, Inc.	12,743	3,162,813
Humana, Inc.	5,205	2,216,601
UnitedHealth Group, Inc.	7,098	2,925,938
Universal Health Services, Inc., Class B	14,507	2,327,068

		18,994,977

Household Goods & Home Construction — 1.2%
Leggett & Platt, Inc.	22,671	1,088,888
Lennar Corp., Class A	27,468	2,888,260
NVR, Inc.*	221	1,154,195
PulteGroup, Inc.	1,011	55,474
Toll Brothers, Inc.	6,698	396,990
Whirlpool Corp.	11,443	2,535,082

		8,118,889

Industrial Engineering — 0.6%
Caterpillar, Inc.	6,116	1,264,483
Cummins, Inc.	10,036	2,329,355

Otis Worldwide Corp.	5,483	491,003

		4,084,841

Industrial Materials — 0.7%
Avery Dennison Corp.	12,314	2,594,314
International Paper Co.	43,098	2,489,340

		5,083,654

Industrial Metals & Mining — 2.2%
Fastenal Co.	48,406	2,651,197
Freeport-McMoRan, Inc.	48,306	1,840,459
Nucor Corp.	26,561	2,762,875
Reliance Steel & Aluminum Co.	16,132	2,535,144
Southern Copper Corp. (Peru)	34,164	2,242,525
Steel Dynamics, Inc.	43,450	2,800,352
Timken Co. (The)	7,573	602,053

		15,434,605

Industrial Support Services — 2.4%
Accenture plc, Class A	9,962	3,164,728
Booz Allen Hamilton Holding Corp.	18,055	1,549,300
Capital One Financial Corp.	7,375	1,192,538
MSC Industrial Direct Co., Inc., Class A	10,932	974,806
PayPal Holdings, Inc.*	803	221,251
Robert Half International, Inc.	24,744	2,430,108
Synchrony Financial	57,806	2,718,038
Western Union Co. (The)	85,782	1,991,000
WW Grainger, Inc.	5,261	2,338,935

		16,580,704

Industrial Transportation — 0.9%
CH Robinson Worldwide, Inc.	9,494	846,580
CSX Corp.	31,671	1,023,607
Norfolk Southern Corp.	6,117	1,577,146
PACCAR, Inc.	8,782	728,818
Schneider National, Inc., Class B	10,829	243,003
Union Pacific Corp.	9,124	1,995,966

		6,415,120

Investment Banking & Brokerage Services — 2.0%
Ameriprise Financial, Inc.	3,715	956,835
BlackRock, Inc.	1,600	1,387,472
Broadridge Financial Solutions, Inc.	13,974	2,424,349
Morgan Stanley	30,562	2,933,341
Nasdaq, Inc.	4,608	860,452
Raymond James Financial, Inc.	5,242	678,734
State Street Corp.	28,620	2,493,947
Virtu Financial, Inc., Class A	66,909	1,722,238

		13,457,368

Leisure Goods — 1.2%
Activision Blizzard, Inc.	19,527	1,632,848
Electronic Arts, Inc.	8,119	1,168,811
Garmin Ltd.	19,107	3,003,621
Harley-Davidson, Inc.	5,323	210,897
Pool Corp.	1,955	934,138
Take-Two Interactive Software, Inc.*	8,627	1,496,094

		8,446,409

Life Insurance — 0.6%
Aflac, Inc.	26,801	1,474,055
Globe Life, Inc.	14,142	1,316,762
MetLife, Inc.	9,470	546,419
Principal Financial Group, Inc.	9,971	619,498

Prudential Financial, Inc.	5,079	509,322

		4,466,056

Media — 0.2%
Interpublic Group of Cos., Inc. (The)	43,079	1,523,273
Nexstar Media Group, Inc., Class A	901	132,510

		1,655,783

Medical Equipment & Services — 6.1%
Abbott Laboratories	24,298	2,939,572
Becton Dickinson and Co.	6,661	1,703,551
Bio-Rad Laboratories, Inc., Class A*	3,346	2,474,400
Bio-Techne Corp.	6,555	3,161,083
Danaher Corp.	10,918	3,247,996

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Hill-Rom Holdings, Inc.	20,112	2,784,708
IDEXX Laboratories, Inc.*	4,885	3,314,619
Laboratory Corp. of America Holdings*	9,909	2,934,550
Medtronic plc	22,135	2,906,547
PerkinElmer, Inc.	14,232	2,593,497
Quest Diagnostics, Inc.	17,326	2,456,827
Quidel Corp.*(a)	10,535	1,490,386
STERIS plc	9,225	2,010,589
Stryker Corp.	6,188	1,676,577
Thermo Fisher Scientific, Inc.	5,989	3,234,120
West Pharmaceutical Services, Inc.	7,518	3,095,386

		42,024,408

Mortgage Real Estate Investment Trusts — 0.3%
Starwood Property Trust, Inc.(a)	77,090	2,006,653

Non-life Insurance — 2.2%
Allstate Corp. (The)	7,699	1,001,255
Aon plc, Class A	7,989	2,077,380
Assurant, Inc.	7,560	1,193,044
Chubb Ltd.	6,997	1,180,674
Fidelity National Financial, Inc.	39,140	1,746,035
Hanover Insurance Group, Inc. (The)	4,142	562,898
Hartford Financial Services Group, Inc. (The)	32,244	2,051,363
Marsh & McLennan Cos., Inc.	12,317	1,813,309
Progressive Corp. (The)	26,496	2,521,359
WR Berkley Corp.	15,815	1,157,183

		15,304,500

Non-Renewable Energy — 4.1%
Antero Midstream Corp.	209,132	1,986,754
Baker Hughes Co.	89,511	1,901,214
Cabot Oil & Gas Corp.(a)	131,970	2,111,520
Chevron Corp.	10,892	1,108,914
Cimarex Energy Co.(a)	19,277	1,256,860
Continental Resources, Inc.(a)	29,246	998,751
Devon Energy Corp.	103,084	2,663,691
DT Midstream, Inc.*	9,407	398,857
EOG Resources, Inc.	30,093	2,192,576
EQT Corp.*	129,727	2,385,680
Halliburton Co.	113,130	2,339,528
HollyFrontier Corp.	14,824	435,826
Marathon Oil Corp.(a)	129,497	1,500,870
Pioneer Natural Resources Co.	13,560	1,971,217
Targa Resources Corp.(a)	27,844	1,172,511
Texas Pacific Land Corp.	857	1,279,115
Williams Cos., Inc. (The)	103,443	2,591,247

		28,295,131

Personal Care, Drug & Grocery Stores — 4.1%
Albertsons Cos., Inc., Class A(a)	52,970	1,144,152
AmerisourceBergen Corp.	18,321	2,238,277
Casey’s General Stores, Inc.	6,955	1,375,073
Church & Dwight Co., Inc.	23,697	2,051,686
Clorox Co. (The)	11,699	2,116,232
Colgate-Palmolive Co.	26,427	2,100,947
CVS Health Corp.	30,332	2,498,144
Grocery Outlet Holding Corp.*	10,956	362,863
Kimberly-Clark Corp.	15,053	2,042,993
Kroger Co. (The)(a)	58,342	2,374,519
McKesson Corp.	11,115	2,265,570
Procter & Gamble Co. (The)	21,482	3,055,385
Spectrum Brands Holdings, Inc.	8,365	730,683
Sysco Corp.	25,327	1,879,263
Walgreens Boots Alliance, Inc.	39,613	1,867,753

		28,103,540

Personal Goods — 1.0%
Carter’s, Inc.	3,460	338,180
Estee Lauder Cos., Inc. (The), Class A	8,996	3,003,135
NIKE, Inc., Class B	20,523	3,437,808

		6,779,123

Pharmaceuticals, Biotechnology & Marijuana Producers — 4.0%
AbbVie, Inc.	22,349	2,599,189
Amgen, Inc.	10,216	2,467,573
Bristol-Myers Squibb Co.	36,557	2,481,123
Eli Lilly & Co.	14,098	3,432,863
Johnson & Johnson	17,483	3,010,573
Moderna, Inc.*	12,066	4,266,537
Pfizer, Inc.	63,063	2,699,727
United Therapeutics Corp.*	14,548	2,646,718
Vertex Pharmaceuticals, Inc.*	3,200	645,056
Zoetis, Inc.	14,758	2,991,446

		27,240,805

Precious Metals & Mining — 0.5%
Newmont Corp.	37,260	2,340,673
Royal Gold, Inc.	7,017	852,706

		3,193,379

Real Estate Investment & Services — 1.1%
CBRE Group, Inc., Class A*	24,800	2,392,208
CoStar Group, Inc.*	22,960	2,039,996
Jones Lang LaSalle, Inc.*	10,062	2,239,500
Zillow Group, Inc., Class C*	11,651	1,238,035

		7,909,739

Real Estate Investment Trusts — 7.7%
Alexandria Real Estate Equities, Inc.	6,344	1,277,301
American Homes 4 Rent, Class A	22,923	962,766
American Tower Corp.	6,198	1,752,794
Americold Realty Trust	26,771	1,040,053
Brixmor Property Group, Inc.	37,137	854,894
Camden Property Trust	1,402	209,445
CoreSite Realty Corp.	5,981	826,634
Crown Castle International Corp.	12,758	2,463,442
CubeSmart	18,501	918,760
Digital Realty Trust, Inc.	14,195	2,188,301
Duke Realty Corp.	27,628	1,405,713
Extra Space Storage, Inc.	13,623	2,372,309
First Industrial Realty Trust, Inc.	13,775	754,594
Gaming and Leisure Properties, Inc.	33,515	1,586,600
Healthpeak Properties, Inc.	61,199	2,262,527
Iron Mountain, Inc.(a)	46,772	2,046,743
Kimco Realty Corp.	85,421	1,822,030
Lamar Advertising Co., Class A	13,455	1,434,303
Life Storage, Inc.	16,082	1,887,384
Medical Properties Trust, Inc.(a)	98,335	2,067,985
Omega Healthcare Investors, Inc.	25,368	920,351
Prologis, Inc.	20,319	2,601,645
Public Storage	8,217	2,567,648
Simon Property Group, Inc.	16,916	2,140,212
Spirit Realty Capital, Inc.	23,523	1,181,325
Ventas, Inc.	34,507	2,062,828
VEREIT, Inc.	47,140	2,308,446
VICI Properties, Inc.(a)	78,425	2,446,076
Weingarten Realty Investors	6,410	206,338
Welltower, Inc.	27,828	2,417,140
Weyerhaeuser Co.	55,412	1,869,047
WP Carey, Inc.	23,970	1,934,139

		52,789,773

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Renewable Energy — 0.7%
Enphase Energy, Inc.*	13,952	2,645,299
First Solar, Inc.*	22,073	1,899,161

		4,544,460

Retailers — 2.8%
Best Buy Co., Inc.	21,763	2,445,073
Dick’s Sporting Goods, Inc.(a)	27,772	2,892,176
Foot Locker, Inc.	29,888	1,705,409
Lowe’s Cos., Inc.	14,294	2,754,311
Qurate Retail, Inc., Series A	104,581	1,240,331
Target Corp.	12,219	3,189,770
Tractor Supply Co.	14,955	2,705,808
Williams-Sonoma, Inc.	15,998	2,426,897

		19,359,775

Software & Computer Services — 3.9%
Alphabet, Inc., Class A*	1,329	3,581,030
Cadence Design Systems, Inc.*	17,943	2,649,284
Cognizant Technology Solutions Corp., Class A	19,895	1,462,879
Facebook, Inc., Class A*	9,638	3,434,020
InterActiveCorp.*	7,955	1,092,142
International Business Machines Corp.	10,548	1,486,846
Intuit, Inc.	6,321	3,349,940
Leidos Holdings, Inc.	422	44,909
Microsoft Corp.	15,384	4,383,056
Nuance Communications, Inc.*	42,862	2,353,124
Oracle Corp.	27,628	2,407,504
Vimeo, Inc.*	12,520	560,896

		26,805,630

Technology Hardware & Equipment — 6.0%
Amphenol Corp., Class A	25,964	1,882,130
Analog Devices, Inc.	14,679	2,457,558
Apple, Inc.	31,087	4,534,350
Applied Materials, Inc.	19,576	2,739,270
Broadcom, Inc.	4,844	2,351,278
Cirrus Logic, Inc.*	631	52,114
HP, Inc.	63,167	1,823,631
Intel Corp.	35,783	1,922,263
KLA Corp.	8,208	2,857,697
Lam Research Corp.	4,245	2,705,805
Maxim Integrated Products, Inc.*	19,653	1,963,531
NetApp, Inc.	12,330	981,345
NVIDIA Corp.	18,188	3,546,478
Skyworks Solutions, Inc.	13,350	2,463,209
SYNNEX Corp.	10,401	1,243,336
Teradyne, Inc.	19,161	2,433,447
Texas Instruments, Inc.	13,429	2,559,836
Xerox Holdings Corp.	19,664	474,492
Xilinx, Inc.	13,847	2,074,835

		41,066,605

Telecommunications Equipment — 2.4%
Arista Networks, Inc.*(a)	6,636	2,524,268
Ciena Corp.*	20,916	1,216,056
Cisco Systems, Inc.	52,716	2,918,885
CommScope Holding Co., Inc.*	77,237	1,634,335
Juniper Networks, Inc.	78,942	2,221,428
Lumentum Holdings, Inc.*(a)	24,976	2,097,734
Motorola Solutions, Inc.	11,608	2,599,263
Ubiquiti, Inc.(a)	3,314	1,037,614

		16,249,583

Telecommunications Service Providers — 3.3%
Altice USA, Inc., Class A*	56,380	1,732,557
AT&T, Inc.	86,060	2,413,983
Cable One, Inc.(a)	541	1,021,403
Charter Communications, Inc., Class A*	3,343	2,487,359
Comcast Corp., Class A	48,039	2,826,134
DISH Network Corp., Class A*	46,749	1,958,316
Lumen Technologies, Inc.	196,144	2,445,916
Roku, Inc.*	5,919	2,535,167
T-Mobile US, Inc.*	18,929	2,726,155
Verizon Communications, Inc.	49,994	2,788,665

		22,935,655

Tobacco — 0.7%
Altria Group, Inc.	46,865	2,251,395
Philip Morris International, Inc.	26,038	2,606,143

		4,857,538

Travel & Leisure — 0.1%
Travel + Leisure Co.	10,232	530,018

Waste & Disposal Services — 1.1%
Clean Harbors, Inc.*	9,371	890,245
Republic Services, Inc.	22,804	2,699,081
Stericycle, Inc.*	10,919	770,336
Waste Management, Inc.	19,545	2,897,742

		7,257,404

TOTAL COMMON STOCKS (Cost $537,767,819)		687,791,888

SHORT-TERM INVESTMENTS — 4.9%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)(Cost $534,858)	534,858	534,858

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 4.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(b)(c)	29,205,079	29,205,079
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)	3,873,475	3,873,475

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $33,079,075)		33,078,554

TOTAL SHORT-TERM INVESTMENTS (Cost $33,613,933)		33,613,412

Total Investments — 104.7% (Cost $571,381,752)		721,405,300
Liabilities in Excess of Other Assets — (4.7%)		(32,548,566)

Net Assets — 100.0%		688,856,734

Percentages indicated are based on net assets.

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 is $32,213,766.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	3	09/2021	USD	658,350	10,506

Abbreviations

USD	United States Dollar

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$721,405,300	$—	$—	$721,405,300

Appreciation in Other Financial Instruments
Futures Contracts(a)	$10,506	$—	$—	$10,506

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(a)(b)	$5,006,400	$79,000,001	$54,800,000	$(1,502)	$180	$29,205,079	29,205,079	$7,081	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	—	4,951,550	4,416,692	—	—	534,858	534,858	32	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	1,333,596	48,364,125	45,824,246	—	—	3,873,475	3,873,475	414	—
JPMorgan U.S. Government Money Market Fund Class Institutional(a)	773,854	15,964,672	16,738,526	—	—	—	—	176	—

Total	$7,113,850	$148,280,348	$121,779,464	$(1,502)	$180	$33,613,412		$7,703	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2021.